Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF

October 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN GOVERNMENT SECURITIES – 50.5%

Angola – 2.4%
Angolan Government International Bond, 8.00%, 11/26/29(1)	$46,000	$44,217
Angolan Government International Bond, 8.75%, 04/14/32(1)	223,000	210,104
Angolan Government International Bond, 9.13%, 11/26/49(1)	134,000	113,152
Total Angola		367,473

Argentina – 4.3%
Argentine Republic Government International Bond, 1.00%, 07/09/29	254,400	217,130
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	384,800	315,536
Argentine Republic Government International Bond, 3.50%, 07/09/41(2)	114,000	74,328
Argentine Republic Government International Bond, 4.13%, 07/09/46(2)	78,273	53,773
Total Argentina		660,767

Armenia – 0.2%
Republic of Armenia International Bond, 3.60%, 02/02/31(1)	28,000	25,620

Benin – 0.4%
Benin Government International Bond, 7.96%, 02/13/38(1)	32,000	33,408
Benin Government International Bond, 8.38%, 01/23/41(1)	35,000	37,414
Total Benin		70,822

Brazil – 3.3%
Brazilian Government International Bond, 5.50%, 11/06/30	100,000	102,225
Brazilian Government International Bond, 6.00%, 10/20/33	68,000	69,632
Brazilian Government International Bond, 6.63%, 03/15/35	170,000	177,608
Brazilian Government International Bond, 7.13%, 05/13/54	31,000	31,527
Brazilian Government International Bond, 7.25%, 01/12/56	104,000	105,630
Total Brazil		486,622

Cameroon – 1.2%
Republic of Cameroon International Bond, Series 7Y, 9.50%, 07/31/31	200,000	190,517

Colombia – 3.2%
Colombia Government International Bond, 7.38%, 04/25/30	148,000	159,100
Colombia Government International Bond, 8.00%, 11/14/35	27,000	29,538
Colombia Government International Bond, 8.75%, 11/14/53	264,000	304,392
Total Colombia		493,030
Security Description	Principal	Value

FOREIGN GOVERNMENT SECURITIES (continued)

Costa Rica – 1.0%
Costa Rica Government International Bond, 7.30%, 11/13/54(1)	$137,000	$153,745

Dominican Republic – 2.4%
Dominican Republic International Bond, 4.88%, 09/23/32(1)	52,000	49,972
Dominican Republic International Bond, 6.00%, 02/22/33	82,000	84,050
Dominican Republic International Bond, 6.60%, 06/01/36(1)	143,000	151,368
Dominican Republic International Bond, 6.95%, 03/15/37	58,000	62,176
Dominican Republic International Bond, 6.95%, 03/15/37(1)	25,000	26,800
Total Dominican Republic		374,366

Ecuador – 2.5%
Ecuador Government International Bond, 6.90%, 07/31/30(2)	416,000	380,224

Egypt – 2.8%
Egypt Government International Bond, 3.88%, 02/16/26(1)	118,000	117,288
Egypt Government International Bond, 7.90%, 02/21/48(1)	123,000	107,256
Egypt Government International Bond, 8.88%, 05/29/50(1)	12,000	11,380
Egypt Government International Bond, 8.75%, 09/30/51(1)	202,000	188,417
Total Egypt		424,341

El Salvador – 1.6%
El Salvador Government International Bond, 8.63%, 02/28/29	21,000	22,454
El Salvador Government International Bond, 9.25%, 04/17/30	40,000	43,489
El Salvador Government International Bond, 8.25%, 04/10/32(1)	88,000	94,776
El Salvador Government International Bond, 7.65%, 06/15/35	76,000	79,192
El Salvador Government International Bond, 7.63%, 02/01/41	15,000	14,893
Total El Salvador		254,804

Ethiopia – 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(1)(3)	12,000	12,660

Gabon – 1.4%
Gabon Government International Bond, 6.63%, 02/06/31(1)	270,000	211,950

Ghana – 1.5%
Ghana Government International Bond, 4.79%, 07/03/26(1)(4)	3,200	3,136

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN GOVERNMENT SECURITIES (continued)

Ghana (continued)
Ghana Government International Bond, 5.00%, 07/03/29(1)(2)	$32,000	$31,320
Ghana Government International Bond, 5.17%, 01/03/30(1)(4)	19,692	17,082
Ghana Government International Bond, 5.00%, 07/03/35(1)(2)	118,600	102,144
Ghana Government International Bond, 5.00%, 07/03/35(2)	89,000	76,651
Total Ghana		230,333

Guatemala – 0.8%
Guatemala Government Bond, 6.60%, 06/13/36(1)	112,000	121,156

Honduras – 0.5%
Honduras Government International Bond, 8.63%, 11/27/34(1)	75,000	80,859

Ivory Coast – 0.9%
Ivory Coast Government International Bond, 7.63%, 01/30/33(1)	39,000	41,145
Ivory Coast Government International Bond, 8.25%, 01/30/37(1)	91,000	96,895
Total Ivory Coast		138,040

Kenya – 1.0%
Republic of Kenya Government International Bond, 7.88%, 10/09/33(1)	73,000	71,540
Republic of Kenya Government International Bond, 9.50%, 03/05/36(1)	82,000	84,271
Total Kenya		155,811

Kyrgyzstan – 1.1%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(1)	169,000	170,373

Lebanon – 0.3%
Lebanon Government International Bond, 8.25%, 04/12/21(3)	200,000	46,000

Morocco – 0.1%
Morocco Government International Bond, 3.00%, 12/15/32(1)	17,000	15,048

Mozambique – 1.1%
Mozambique International Bond, 9.00%, 09/15/31(1)(2)	200,000	174,144

Nigeria – 1.7%
Nigeria Government International Bond, 6.13%, 09/28/28(1)	56,000	55,160
Nigeria Government International Bond, 9.63%, 06/09/31(1)	191,000	208,263
Nigeria Government International Bond, 10.38%, 12/09/34(1)	3,000	3,375
Total Nigeria		266,798
Security Description	Principal	Value

FOREIGN GOVERNMENT SECURITIES (continued)

Pakistan – 1.3%
Pakistan Government International Bond, 6.88%, 12/05/27	$200,000	$200,100

Senegal – 1.7%
Senegal Government International Bond, 6.25%, 05/23/33(1)	372,000	265,980

Serbia – 0.4%
Serbia International Bond, 6.00%, 06/12/34(1)	64,000	67,360

South Africa – 1.5%
Republic of South Africa Government International Bond, Series 10Y, 5.88%, 04/20/32	30,000	30,986
Republic of South Africa Government International Bond, Series 30Y, 5.65%, 09/27/47	44,000	37,180
Republic of South Africa Government International Bond, Series 30Y, 6.30%, 06/22/48	125,000	113,683
Republic of South Africa Government International Bond, 7.95%, 11/19/54(1)	60,000	64,142
Total South Africa		245,991

Sri Lanka – 1.5%
Sri Lanka Government International Bond, 3.35%, 03/15/33(1)(2)	166,000	145,105
Sri Lanka Government International Bond, 3.60%, 06/15/35(1)(2)	122,000	94,703
Total Sri Lanka		239,808

Suriname – 0.3%
Suriname Government International Bond, 8.50%, 11/06/35(1)	42,000	43,313

Trinidad and Tobago – 1.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34	158,000	156,736

Turkey – 4.6%
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	90,017
Turkiye Government International Bond, Series 10Y, 5.95%, 01/15/31	382,000	382,527
Turkiye Government International Bond, Series 7Y, 7.13%, 02/12/32	33,000	34,361
Turkiye Government International Bond, 7.25%, 05/29/32	124,000	130,012
Turkiye Government International Bond, 6.95%, 09/16/35	76,000	77,140
Total Turkey		714,057

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN GOVERNMENT SECURITIES (continued)

Ukraine – 1.4%
Ukraine Government International Bond, 0.00%, 02/01/30(1)(2)	$8,035	$4,279
Ukraine Government International Bond, 4.50%, 02/01/34(1)(2)	152,197	86,144
Ukraine Government International Bond, 4.50%, 02/01/35(2)	60,000	33,600
Ukraine Government International Bond, 0.00%, 02/01/36(1)(2)	113,146	57,987
Ukraine Government International Bond, 4.50%, 02/01/36(1)(2)	15,421	8,536
Ukraine Government International Bond, 4.50%, 02/01/36(2)	27,000	14,945
Total Ukraine		205,491

Uzbekistan – 0.5%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	89,000	82,896

Venezuela – 0.1%
Venezuela Government International Bond, 12.75%, 08/23/22(3)	44,000	13,134

Zambia – 0.4%
Zambia Government International Bond, 5.75%, 06/30/33(1)(2)	35,353	34,027
Zambia Government International Bond, 0.50%, 12/31/53(1)	50,000	35,000
Total Zambia		69,027

Total Foreign Government Securities
(Cost $7,264,562)		7,809,396

CORPORATE BONDS AND NOTES – 45.6%
Angola – 0.5%
Azule Energy Finance PLC, 8.13%, 01/23/30(1)	78,000	78,465

Argentina – 3.6%
MSU Energy SA, 9.75%, 12/05/30(1)	94,000	88,184
Provincia de Buenos Aires, 6.63%, 09/01/37(2)	270,928	200,148
Telecom Argentina SA, 9.50%, 07/18/31(1)	39,000	40,560
Telecom Argentina SA, 9.25%, 05/28/33(1)	34,000	34,626
YPF SA, 6.95%, 07/21/27	68,000	68,000
YPF SA, 9.50%, 01/17/31(1)	115,000	121,124
Total Argentina		552,642

Brazil – 8.8%
3r Lux Sarl, 9.75%, 02/05/31(1)	130,000	132,886
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	223,000	92,823
Constellation Oil Services Holding SA, 9.38%, 11/07/29(1)	44,000	45,529
FS Luxembourg Sarl, 8.88%, 02/12/31(1)	132,000	137,717
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	80,274	66,327
Security Description	Principal	Value

CORPORATE BONDS AND NOTES (continued)

Brazil (continued)
Minerva Luxembourg SA, 4.38%, 03/18/31	$220,000	$203,254
Movida Europe SA, 7.85%, 04/11/29(1)	92,000	84,698
MV24 Capital BV, 6.75%, 06/01/34(1)	54,924	54,773
Ohi Group SA, 13.00%, 07/22/29(1)	116,850	121,181
Raizen Fuels Finance SA, 6.45%, 03/05/34(1)	44,000	37,510
Samarco Mineracao SA, 9.50%, 06/30/31(1)(5)	161,722	161,625
Trident Energy Finance PLC, 12.50%, 11/30/29(1)	75,000	77,332
Vamos Europe SA, 9.20%, 01/26/31(1)	39,000	36,632
Yinson Boronia Production BV, 8.95%, 07/31/42(1)	129,504	141,774
Total Brazil		1,394,061

Chile – 0.4%
Banco de Credito E Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual(1)(6)(7)	54,000	56,848

China – 2.5%
Melco Resorts Finance Ltd. (Macau), 5.38%, 12/04/29	238,000	234,103
Studio City Finance Ltd. (Macau), 5.00%, 01/15/29(1)	161,000	154,363
Total China		388,466

Colombia – 2.1%
AI Candelaria Spain SA, 5.75%, 06/15/33	157,000	142,792
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	124,000	100,988
Sierracol Energy Andina LLC, 6.00%, 06/15/28(1)	72,000	70,740
Total Colombia		314,520

El Salvador – 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33(1)	39,000	41,418

Georgia – 0.1%
Georgian Railway JSC, 4.00%, 06/17/28(1)	14,000	13,135

Ghana – 0.6%
Kosmos Energy Ltd., 7.75%, 05/01/27	96,000	90,056

Guatemala – 0.8%
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	125,000	124,625

India – 2.5%
Adani Ports & Special Economic Zone Ltd., 3.83%, 02/02/32	111,000	100,871

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS AND NOTES (continued)

India (continued)
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(1)	$57,488	$49,813
JSW Hydro Energy Ltd., 4.13%, 05/18/31	106,500	100,776
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	56,000	54,075
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(1)	32,000	33,610
Vedanta Resources Finance II PLC, 9.48%, 07/24/30(1)	60,000	60,900
Total India		400,045

Indonesia – 1.2%
LLPL Capital Pte Ltd., 6.88%, 02/04/39	42,138	44,100
Minejesa Capital BV, 5.63%, 08/10/37(1)	134,000	133,732
Total Indonesia		177,832

Israel – 2.1%
Energean Israel Finance Ltd., 5.38%, 03/30/28(1)	22,000	21,681
Energean Israel Finance Ltd., 5.88%, 03/30/31(1)	76,000	73,458
Energean PLC, 6.50%, 04/30/27	25,000	25,039
Leviathan Bond Ltd., 6.75%, 06/30/30(1)	52,000	52,674
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	40,000	39,425
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	149,000	112,395
Total Israel		324,672

Kazakhstan – 0.7%
Kazmunaygas National Co. JSC, 6.38%, 10/24/48(1)	109,000	110,118

Mexico – 7.1%
Banco Mercantil del Norte SA/Grand Cayman, 8.38%, (US 5 Year CMT T- Note + 4.07%), perpetual(1)(6)(7)	186,000	195,626
Banco Mercantil del Norte SA/Grand Cayman, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual(1)(6)(7)	82,000	80,238
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero Bbva Mexico, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33(1)(6)	29,000	28,627
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(6)(7)	123,000	122,861
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(1)	90,000	90,932
Security Description	Principal	Value

CORPORATE BONDS AND NOTES (continued)

Mexico (continued)
Orbia Advance Corp. SAB de CV, 7.50%, 05/13/35(1)	$27,000	$26,899
Petroleos Mexicanos, 5.95%, 01/28/31	118,000	115,781
Petroleos Mexicanos, 6.70%, 02/16/32	59,000	59,088
Petroleos Mexicanos, 7.69%, 01/23/50	136,000	123,699
Petroleos Mexicanos, 6.95%, 01/28/60	205,000	168,988
Saavi Energia Sarl, 8.88%, 02/10/35(1)	67,000	71,941
Total Mexico		1,084,680

Morocco – 0.0%
OCP SA, 3.75%, 06/23/31(1)	5,000	4,689

Nigeria – 1.0%
IHS Holding Ltd., 5.63%, 11/29/26(1)	25,000	24,813
IHS Holding Ltd., 7.88%, 05/29/30(1)	40,000	40,800
IHS Holding Ltd., 8.25%, 11/29/31(1)	50,000	52,185
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	37,124	37,309
Total Nigeria		155,107

Peru – 1.2%
Petroleos del Peru SA, 4.75%, 06/19/32	214,000	183,242

South Africa – 3.9%
Eskom Holdings, 8.45%, 08/10/28(1)	162,000	173,729
Eskom Holdings, 6.35%, 08/10/28(1)	43,000	44,419
Prosus NV, 3.06%, 07/13/31	79,000	71,987
Prosus NV, 3.83%, 02/08/51(1)	251,000	173,140
Sasol Financing USA LLC, 4.38%, 09/18/26	90,000	89,583
Sasol Financing USA LLC, 6.50%, 09/27/28	55,000	54,415
Total South Africa		607,273

Tanzania – 0.6%
HTA Group Ltd., 7.50%, 06/04/29(1)	84,000	87,486

Turkey – 1.6%
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(1)	69,000	68,086
Turk Telekomunikasyon AS, 6.95%, 10/07/32(1)	30,000	30,371
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(1)	10,000	10,514
We Soda Investments Holding PLC, 9.50%, 10/06/28(1)	47,000	47,228
Yapi VE Kredi Bankasi AS, 9.25%, (H15T5Y + 5.28%), 01/17/34(1)(6)	50,000	53,302
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(1)	46,000	41,466
Total Turkey		250,967

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS AND NOTES (continued)

Ukraine – 0.8%
VF Ukraine Pat Via Vfu Funding PLC, 9.63%, 02/11/27(1)	$127,538	$123,712

Uzbekistan – 0.7%
Uzbekneftegaz JSC, 8.75%, 05/07/30(1)	96,000	102,540

Venezuela – 1.7%
Petroleos de Venezuela SA, 9.00%, 11/17/21(3)	408,000	93,942
Petroleos de Venezuela SA, 6.00%, 05/16/24(3)	200,000	44,850
Petroleos de Venezuela SA, 9.75%, 05/17/35(3)	525,000	129,544
Total Venezuela		268,336

Vietnam – 0.8%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	94,864	94,191
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	27,782	27,584
Total Vietnam		121,775

Total Corporate Bonds and Notes
(Cost $6,738,615)		7,056,710

TOTAL INVESTMENTS - 96.1%
(Cost $14,003,177)		14,866,106
Other Assets in Excess of Liabilities - 3.9%		608,709
Net Assets - 100.0%		$15,474,815

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $8,234,432, or 53.2% of net assets.
(2)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2025.
(3)	Security in default, no interest payments are being received.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(5)	Payment in-kind security, which may pay interest/dividends in additional par/shares and/or in cash.
(6)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(7)	Perpetual security with no contractual maturity date.

Abbreviations:
CMT — Constant Maturity Treasury Index

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Government Securities	$—	$7,809,396	$—	$7,809,396
Corporate Bonds and Notes	—	7,056,710	—	7,056,710
Total	$—	$14,866,106	$—	$14,866,106